Document and Entity Information	Aug. 23, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Jaguar Global Growth Corp I
Amendment Flag	true
Entity Central Index Key	0001857518
Document Type	8-K/A
Document Period End Date	Aug. 23, 2023
Entity Incorporation State Country Code	E9
Entity File Number	001-41284
Entity Tax Identification Number	98-1593783
Entity Address, Address Line One	601 Brickell Key Drive
Entity Address, Address Line Two	Suite 700 Miami
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	(646)
Local Phone Number	663-4945
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	On August 28, 2023, Jaguar Global Growth Corporation I filed a Current Report on Form 8-K dated August 25, 2023 (the “Original 8-K”) with the Securities and Exchange Commission. This current report on Form 8-K/A (the “Amendment”) is being filed solely because an incorrect version of the Management Presentation was inadvertently filed as Exhibit 99.2 to the Original 8-K. The correct Management Presentation is filed as Exhibit 99.2 hereto and supersedes and replaces in its entirety the Management Presentation filed as Exhibit 99.2 to the Original 8-K.
Units Each Consisting Of One Class A Ordinary Share One Right And One Half Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A ordinary share, one right and one-half of one redeemable warrant
Trading Symbol	JGGCU
Security Exchange Name	NASDAQ
Class A Ordinary Shares Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	JGGC
Security Exchange Name	NASDAQ
Rights Entitling The Holder Thereof To Receive One Twelfth 112 Of One Class A Ordinary Share Of Jggc 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights entitling the holder thereof to receive one-twelfth (1/12) of one Class A ordinary share of JGGC
Trading Symbol	JGGCR
Security Exchange Name	NASDAQ
Redeemable Warrants Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	JGGCW
Security Exchange Name	NASDAQ